Stockholders' Deficit (Notes)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Stockholders' Deficit
Stockholders’ Deficit
Common Stock
The Company is authorized to issue two classes of stock, designated common stock and preferred stock. The Company is authorized to issue 523,871,368 total shares, consisting of 303,500,000 shares of common stock and 220,371,368 shares of Series A, Series B, Series B-1 and Series C redeemable convertible preferred stock. At December 31, 2012, the Company had reserved a total of 18,659,401 of its authorized 303,500,000 shares of common stock for future issuance as follows:

For conversion of Series A, Series B, Series B-1 and Series C redeemable convertible preferred stock	13,375,171
Outstanding stock options	2,202,712
Outstanding stock warrants	1,913,675
Possible future issuance under stock option plans	1,167,843
Total common shares reserved for future issuance	18,659,401

Liquidation Rights
In the event of any liquidation or dissolution of the Company, the holders of common stock are entitled to the remaining assets of the Company legally available for distribution after the payment of the full liquidation preference for all series of outstanding preferred stock.
Dividends and Voting Rights
The holders of common stock are entitled to receive dividends if and when declared by the Company, but not until all dividends on preferred stock have been either (i) paid or (ii) declared and the Company has set aside funds to pay those dividends declared. Holders of common stock have the right to one vote per share.
Redeemable Convertible Preferred Stock
The following table summarizes the issuances of redeemable convertible preferred stock:

Issue Date	Name	Price per Share	Number of Shares	Conversion Price per Share
December 2003	Series A	$0.20	93,726,013	$3.20
April 2005	Series B	$0.44	40,641,227	$7.04
April 2006	Series B-1	$0.53	5,660,378	$8.48
April 2007	Series C	$0.69	43,795,620	$10.96
September 2008	Series C	$0.69	30,084,731	$10.96

Series A, Series B, Series B-1 and Series C redeemable convertible preferred stock are collectively referred to as the “Preferred Stock” and individually as the “Series A,” “Series B,” “Series B-1” and “Series C.” Each of the prices per share above is referred to as the Original Issue Price, and excludes the cost of issuance. Any costs incurred in connection with the issuance of various classes of the Preferred Stock have been recorded as a reduction of the carrying amount of the Preferred Stock and were accreted through a charge to additional paid-in capital through April 26, 2012.
Summary of Activity
The following table presents a summary of activity for the Preferred Stock issued and outstanding for the years ended December 31, 2010, 2011, and 2012 (in thousands):

	Redeemable Convertible Preferred Stock
	Series A	Series B	Series B-1	Series C	Total Amount
Balance, January 1, 2010	$18,794	$17,980	$2,996	$50,541	$90,311
Accretion of issuance costs on redeemable convertible preferred stock	11	9	2	30	52
Balance, December 31, 2010	18,805	17,989	2,998	50,571	90,363
Accretion of issuance costs on redeemable convertible preferred stock	11	8	1	30	50
Balance, December 31, 2011	18,816	17,997	2,999	50,601	90,413
Cashless exercise of Series A warrant	67	—	—	—	67
Accretion of issuance costs on redeemable convertible preferred stock	4	3	1	7	15
Balance, December 31, 2012	$18,887	$18,000	$3,000	$50,608	$90,495

Redemption Rights
Shares of the Preferred Stock are redeemable at the election of the Preferred Stock holders. On November 12, 2012, the Company amended its Amended and Restated Certificate of Incorporation to change the earliest possible Preferred Stock redemption date to November 30, 2014. Shares of the Series A shall be redeemable at the election of the holders of at least 66 2/3% of the shares of Series A then outstanding. Shares of the Series B and Series B-1 shall be redeemable at the election of the holders of at least 66 2/3% of the shares of Series B and Series B-1 voting together as a separate class on an as-converted basis. Shares of the Series C shall be redeemable at the election of the holders of a majority of the then outstanding shares of Series C. Any redemption shall be effected first with respect to the Series B and Series B-1 together on a pari passu, pro rata basis with the Series C, and second with respect to the Series A. The redemption of the Series A, Series B and Series B-1 requires the Company to pay a per-share sum equal to the Original Issue Price of the respective series plus declared and unpaid dividends with respect to the shares of such series. The redemption of the Series C requires the Company to pay a per-share sum equal to the greater of the Series C Original Issue Price plus declared and unpaid dividends with respect to such shares or the then-current fair market value as determined by a valuation firm of national reputation mutually acceptable to the Board and the Series C holders. As of December 31, 2012, the redemption values of the Series A, B, B-1 and C based on the Original Issue Price were $18.8 million, $18.0 million, $3.0 million and $50.6 million, respectively. There have been no dividends declared with respect to the Preferred Stock. The Series A shares would be redeemed in one installment and the Series B, B-1 and C would be redeemed in three annual installments. The first redemption payment would be made as soon as sufficient funds are legally available with 10% interest from the redemption date as specified by each class of Preferred Stock holders.
Conversion Rights
Upon initial issuance, the Preferred Stock was convertible, at the option of the holder, into shares of common stock on a one-for-one basis and is currently convertible on a 16-for-1 basis. The conversion rate for each series of Preferred Stock is subject to appropriate adjustment in the event of any stock dividend, stock split, combination of shares, reorganization, recapitalization, reclassification or similar events. Additionally, each share of Preferred Stock will automatically convert (i) immediately prior to the closing of a firm commitment underwritten public offering of shares of common stock at a price per share not less than $2.00 per share with aggregate gross proceeds of at least $25.0 million or (ii) upon the affirmative election of the holders of the Preferred Stock as follows: each share of Series C shall automatically be converted upon the affirmative elections of the holders of at least a majority of the outstanding shares of Series C; each share of Series B and Series B-1 shall automatically be converted upon the affirmative election of the holders of at least a majority of the outstanding shares of Series B and Series B-1, voting together as a class; and each share of Series A shall automatically be converted upon the affirmative election of the holders of at least 66 2/3% of the outstanding shares of Series A. Preferred Stock is also subject to certain anti-dilution provisions.
Voting Rights
The holders of the Preferred Stock are entitled to the number of votes equal to the number of shares of common stock into which their shares of Preferred Stock are convertible. Certain transactions and actions require the consent of the holders of at least 66 2/3% of the shares of outstanding Preferred Stock as set forth in the Company’s Amended and Restated Certificate of Incorporation.
Dividend Rights
The holders of the Preferred Stock are entitled to receive dividends at the rate of 8% per share of the Original Issue Price per annum on each outstanding share of preferred stock (subject to adjustment in the event of any stock dividends, combinations, splits, recapitalizations or similar events) payable in preference and priority to any payment of dividend on common stock of the Company. Such dividends are payable when and if declared by the Board of Directors and are noncumulative. Payment to Series A holders may only be made after payment in full is made to the Series B, Series B-1 and Series C holders. Payment of any dividends to the holders of the Series B, Series B-1 and Series C shall be on a pari passu basis. No dividends have been declared through December 31, 2012.
Liquidation Rights
In the event of any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary (a “Liquidation Event”), the holders of Series C, Series B and Series B-1 are entitled to receive in preference to the holders of Series A an amount per share equal to the respective Original Issue Price plus all declared and unpaid dividends. If the assets of the Company are insufficient to make payment in full, the assets will be distributed ratably in proportion to the full amounts to which the respective shareholders would otherwise be entitled. Thereafter, the holders of Series A are entitled to receive an amount per share equal to the Series A Original Issue Price plus all declared and unpaid dividends.
After the payment of the full liquidation preferences of the Series A as set forth above, the remaining assets of the Company available for distribution in such Liquidation Event, if any, shall be distributed ratably to the holders of the Common Stock and Preferred Stock on an as-if-converted to Common Stock basis until such holders of Preferred Stock have received, pursuant to the above, an aggregate amount per share of Series C, Series B or Series A equal to ten times the Series C Original Issue Price, Series B Original Issue Price or Series A Original Issue Price, as applicable; thereafter, the remaining assets of the Company available for distribution in such Liquidation Event, if any, shall be distributed ratably to the holders of the Common Stock.